GS Mortgage-Backed Securities Trust 2022-LTV1 ABS-15G

Exhibit 99.1 - Schedule 6

GS Loan Number	Seller Loan ID	Field ID	Original Field Value	Audit Value	Data Compare
XXXXX	XXXXX	Property_Type	XXXXX	XXXXX	FALSE
XXXXX	XXXXX	Closing_Date	XXXXX	XXXXX	FALSE
XXXXX	XXXXX	Property_Type	XXXXX	XXXXX	FALSE
XXXXX	XXXXX	Closing_Date	XXXXX	XXXXX	FALSE
XXXXX	XXXXX	Property_Type	XXXXX	XXXXX	FALSE
XXXXX	XXXXX	Closing_Date	XXXXX	XXXXX	FALSE
XXXXX	XXXXX	Property_Type	XXXXX	XXXXX	FALSE